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sean.skiffington@shearman.com	April 26, 2012
+1 (416) 360-2976

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

HeartWare International, Inc.

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of HeartWare International, Inc., a Delaware corporation (the “Company”), transmitted herewith via the Securities and Exchange Commission’s EDGAR system is the Company’s Registration Statement on Form S-4 (the “Registration Statement”) for the registration of shares of the Company’s common stock, par value $0.001 per share, to be issued in connection with the merger (the “Merger”) of an indirect wholly owned subsidiary of the Company with and into World Heart Corporation (“World Heart”). The Registration Statement also constitutes a proxy statement of World Heart in addition to being a prospectus of the Company (the “Proxy Statement/Prospectus”). Please note that the Proxy Statement/Prospectus to be used by the Board of Directors of World Heart in connection with the Merger (including the exhibits thereto), the letter to World Heart stockholders on behalf of the Board of Directors of World Heart, the notice relating to the special meeting of World Heart stockholders and the form of proxy to be furnished to World Heart stockholders in connection with the special meeting are included as part of the Registration Statement.

In accordance with Rule 456 under the Securities Act of 1933, as amended, the Company caused the fee required to be paid in connection with the registration of the shares of the Company’s common stock to be registered on the Registration Statement of $914.21 to be deposited by wire transfer into the account of the Securities and Exchange Commission at U.S. Bank of St. Louis. The Company’s CIK number is 0001389072.

Please direct any questions regarding the Registration Statement or this letter to Robert Katz at (212) 848-8008 or the undersigned at (416) 360-2976.

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SHEARMAN & STERLING LLP IS A LIMITED LIABILITY PARTNERSHIP ORGANIZED IN THE UNITED STATES UNDER THE LAWS OF THE STATE OF DELAWARE, WHICH LAWS LIMIT THE PERSONAL LIABILITY OF PARTNERS. COUNTRY OF PRIMARY QUALIFICATION: UNITED STATES OF AMERICA; NOT QUALIFIED TO PRACTICE ONTARIO LAW.

Securities and Exchange Commission	April 26, 2012

Very truly yours,

/s/ Sean Skiffington

Sean J. Skiffington

Counsel

SJS/rm

Enclosures

cc:	Lawrence J. Knopf, HeartWare International, Inc. Robert M. Katz, Shearman & Sterling LLP Barbara Borden, Cooley LLP Mark Weeks, Cooley LLP